ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 509	$ 603
Accounts payable	346	388
Interest payable on borrowings	264	301
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable and exchange shares dividends	60	58
Current portion of lease liabilities	38	41
Current portion of contract liability	41	35
Income tax payable	13	41
Other	77	72
Total accounts payable and accrued liabilities	$ 1,348	$ 1,539